Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 — Commitments and Contingencies

Legal Proceedings

From time to time, the Company is a party to various lawsuits, claims and other legal proceedings that arise in the ordinary course of business. When the Company becomes aware of a claim or potential claim, the Company assesses the likelihood of any loss or exposure. On October 22, 2021, the Company received one demand letter from a putative stockholder alleging that the proxy statement/prospectus Form S-4 and its amendments filed by the Company omit certain material information with respect to the merger with Solarmax and seeking the issuance of corrective disclosure in an amendment or supplement to the proxy statement/prospectus. The Company believes that the disclosure in the proxy statement/prospectus complies fully with applicable law. The Company specifically denies all allegations that any additional disclosure is required and reserve all defenses in connection with the demand.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or complete the SolarMax Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on October 23, 2018, the holders of the founder shares, Private Units (and underlying securities) and units that may be issued in payment of Working Capital Loans (and all underlying securities) are entitled to registration rights. The holders of a majority-in-interest of these securities are entitled to make up to two demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Note 9 — Commitments and Contingencies

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or complete the SolarMax Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on October 23, 2018, the holders of the founder shares, Private Units (and underlying securities) and units that may be issued in payment of Working Capital Loans (and all underlying securities) are entitled to registration rights. The holders of a majority-in-interest of these securities are entitled to make up to two demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.